Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [Member]	Share premium [member]	Retained earnings (Accumulated deficit) [member]	Reserves [Member]	Other comprehensive income classified as held for sale [Member]	Attributable to owners of the Parent Company [Member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2021	₩ 14,762,501	₩ 1,789,079	₩ 2,251,113	₩ 8,541,521	₩ 537,142		₩ 13,118,855	₩ 1,643,646
Total comprehensive income (loss) for the year (Restated)
Profit (loss) for the year	(3,195,585)			(3,071,565)			(3,071,565)	(124,020)
Other comprehensive income (loss) (Restated)
Other comprehensive income (loss)	40,947			122,393	(57,514)		64,879	(23,932)
Total comprehensive loss for the year	(3,154,638)			(2,949,172)	(57,514)		(3,006,686)	(147,952)
Dividends to equity holders	(232,580)			(232,580)			(232,580)
Dividends to non-controlling shareholders in subsidiaries	(56,056)							(56,056)
Ending Balance at Dec. 31, 2022	11,319,227	1,789,079	2,251,113	5,359,769	479,628		9,879,589	1,439,638
Total comprehensive income (loss) for the year (Restated)
Profit (loss) for the year	(2,576,729)			(2,733,742)			(2,733,742)	157,013
Other comprehensive income (loss) (Restated)
Other comprehensive income (loss)	70,306			49,987	36,348		86,335	(16,029)
Total comprehensive loss for the year	(2,506,423)			(2,683,755)	36,348		(2,647,407)	140,984
Dividends to non-controlling shareholders in subsidiaries	(42,260)							(42,260)
Ending Balance at Dec. 31, 2023	8,770,544	1,789,079	2,251,113	2,676,014	515,976		7,232,182	1,538,362
Total comprehensive income (loss) for the year (Restated)
Profit (loss) for the year	(2,409,300)			(2,562,606)			(2,562,606)	153,306
Other comprehensive income (loss) (Restated)
Other comprehensive income (loss)	798,037			(131,920)	479,847	₩ 291,363	639,290	158,747
Total comprehensive loss for the year	(1,611,263)			(2,694,526)	479,847	291,363	(1,923,316)	312,053
Capital increase	1,280,814	710,921	569,893				1,280,814
Acquisition of non-controlling shareholders' interests in subsidiaries	(231,269)		(47,419)				(47,419)	(183,850)
Dividends to non-controlling shareholders in subsidiaries	(136,019)							(136,019)
Ending Balance at Dec. 31, 2024	₩ 8,072,807	₩ 2,500,000	₩ 2,773,587	₩ (18,512)	₩ 995,823	₩ 291,363	₩ 6,542,261	₩ 1,530,546